Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 183,915	$ 163,110		$ 164,346	$ 140,992	$ 196,170	$ 133,076	$ 121,016	$ 103,200	$ 652,363	$ 553,462	$ 400,003
Operating expenses:
Direct operating										251,078	160,222	130,618
Selling, general and administrative										162,550	125,267	103,770
Amortization of program rights										29,242	23,048	21,406
Corporate										41,377	34,246	26,481
Depreciation										46,854	32,149	26,246
Amortization of intangible assets										22,826	6,364	1,199
Restructuring charge										3,895	1,009	707
Contract termination costs										3,887	0	0
Loss from asset dispositions										710	96	472
Operating income	28,026	23,226		26,916	11,776	71,239	44,367	34,995	20,460	89,944	171,061	89,104
Other expense (income):
Interest expense, net										56,607	46,683	50,706
Share of loss in equity investments										56	98,309	4,957
Gain on derivative instruments										0	0	(1,960)
Loss on extinguishment of debt										0	3,341	1,694
Intercompany (income) expense										0	0	0
Other, net										2,100	237	51
Total other expense, net										58,763	148,570	55,448
Income before (benefit from) provision for income taxes										31,181	22,491	33,656
(Benefit from) provision for income taxes										(125,420)	40,463	(16,045)
Income (loss) from continuing operations	3,944	146,508	[1]	7,169	(1,020)	(58,163)	19,619	15,457	5,115	156,601	(17,972)	49,701
Net (loss) income										0	(1,018)	(920)
Gain (loss) recorded on sale, net of tax										0	11,389	0
Equity in (loss) income from operations of consolidated subsidiaries										0	0
Net income (loss)										156,601	(7,601)	48,781
Net (loss) income attributable to noncontrolling interests										(1,512)	(556)	204
Net income (loss) attributable to reporting entity	4,556	146,938		7,475	(856)	(58,088)	19,659	27,118	4,266	158,113	(7,045)	48,577
LIN Media LLC
Operating expenses:
Corporate										709
Operating income										(709)	0
Other expense (income):
Intercompany (income) expense										(20)
Total other expense, net										(20)	0	0
Income before (benefit from) provision for income taxes										(689)
Income (loss) from continuing operations										(689)		0
Equity in (loss) income from operations of consolidated subsidiaries										158,802	(7,045)	48,577
Net income (loss)										158,113	(7,045)	48,577
Net income (loss) attributable to reporting entity										158,113	(7,045)	48,577
LIN Television Corporation
Condensed Financial Statements, Captions [Line Items]
Net revenues										428,806	369,779	263,958
Operating expenses:
Direct operating										145,176	96,504	78,492
Selling, general and administrative										109,679	85,638	69,018
Amortization of program rights										21,452	16,644	15,535
Corporate										40,668	30,357	24,838
Depreciation										38,306	24,061	19,169
Amortization of intangible assets										17,594	4,139	264
Restructuring charge										3,633	1,009	707
Contract termination costs										3,887
Loss from asset dispositions										705	111	(351)
Operating income										47,706	111,316	55,584
Other expense (income):
Interest expense, net										56,386	46,625	50,688
Share of loss in equity investments										56	153	260
Gain on derivative instruments												(1,960)
Loss on extinguishment of debt											3,341	1,694
Intercompany (income) expense										27,947	26,549	57,931
Other, net										2,097	237	68
Total other expense, net										86,486	76,905	108,681
Income before (benefit from) provision for income taxes										(38,780)	34,411	(53,097)
(Benefit from) provision for income taxes										(155,975)	44,298	(50,521)
Income (loss) from continuing operations										117,195	(9,887)	(2,576)
Net (loss) income											(251)	(1,316)
Gain (loss) recorded on sale, net of tax											(289)
Equity in (loss) income from operations of consolidated subsidiaries										41,607	3,382	52,469
Net income (loss)										158,802	(7,045)	48,577
Net income (loss) attributable to reporting entity										158,802	(7,045)	48,577
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenues										181,678	181,458	136,891
Operating expenses:
Direct operating										76,275	62,352	53,877
Selling, general and administrative										40,934	37,917	34,825
Amortization of program rights										5,690	5,437	5,438
Corporate											3,889	1,643
Depreciation										7,256	7,635	7,030
Amortization of intangible assets										935	935	868
Loss from asset dispositions										5	(15)	(121)
Operating income										50,583	63,308	33,089
Other expense (income):
Share of loss in equity investments											98,156	4,697
Intercompany (income) expense										(28,243)	(26,548)	(57,945)
Other, net												(4)
Total other expense, net										(28,243)	71,608	(53,252)
Income before (benefit from) provision for income taxes										78,826	(8,300)	86,341
(Benefit from) provision for income taxes										31,530	(3,320)	34,536
Income (loss) from continuing operations										47,296	(4,980)	51,805
Net (loss) income											(744)	544
Gain (loss) recorded on sale, net of tax											11,678
Net income (loss)										47,296	5,954	52,349
Net income (loss) attributable to reporting entity										47,296	5,954	52,349
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenues										55,850	9,571	1,745
Operating expenses:
Direct operating										37,295	5,201	604
Selling, general and administrative										12,516	2,152	491
Amortization of program rights										2,100	967	433
Depreciation										1,292	453	47
Amortization of intangible assets										4,297	1,290	67
Restructuring charge										262
Operating income										(1,912)	(492)	103
Other expense (income):
Interest expense, net										221	156	21
Intercompany (income) expense										316	(1)	14
Other, net										3		(13)
Total other expense, net										540	155	22
Income before (benefit from) provision for income taxes										(2,452)	(647)	81
(Benefit from) provision for income taxes										(975)	(515)	(60)
Income (loss) from continuing operations										(1,477)	(132)	141
Gain (loss) recorded on sale, net of tax											0
Net income (loss)										(1,477)	(132)	141
Net (loss) income attributable to noncontrolling interests										(1,512)	(556)	204
Net income (loss) attributable to reporting entity										35	424	(63)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenues										(13,971)	(7,346)	(2,591)
Operating expenses:
Direct operating										(7,668)	(3,835)	(2,355)
Selling, general and administrative										(579)	(440)	(564)
Operating income										(5,724)	(3,071)	328
Other expense (income):
Interest expense, net											(98)	(3)
Total other expense, net										0	(98)	(3)
Income before (benefit from) provision for income taxes										(5,724)	(2,973)	331
Income (loss) from continuing operations										(5,724)	(2,973)	331
Net (loss) income											(23)	(148)
Gain (loss) recorded on sale, net of tax											0
Equity in (loss) income from operations of consolidated subsidiaries										(200,409)	3,663	(101,046)
Net income (loss)										(206,133)	667	(100,863)
Net income (loss) attributable to reporting entity										$ (206,133)	$ 667	$ (100,863)

[1]	During the year ended December 31, 2013, we recognized a $124.3 million tax benefit as a result of the Merger as well as an $18.2 million tax benefit as a result of the reversal of state valuation allowances. For further discussion, see Note 14 - "Income Taxes."